DERIVATIVE INSTRUMENTS - Schedule of Outstanding Derivative Instruments (Details) - Foreign exchange forward contracts - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Derivative assets	$ 651	$ 4,992
Derivative liabilities	$ (9,241)	$ (5)